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                          LORD ABBETT INVESTMENT TRUST
                                90 HUDSON STREET
                              JERSEY CITY, NJ 07302



                                 April 13, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:    Lord Abbett Investment Trust
       CIK No. 000911507
       Securities Act File No. 033-68090
       Investment Company Act File No. 811-7988

Ladies/Gentlemen:

         On behalf of Lord, Abbett & Co. LLC as investment adviser to Lord Abbett Investment Trust, enclosed for filing is Post-Effective Amendment No. 45 to the Trust's Registration Statement on Form N-1A.

         The purpose of filing the enclosed Amendment is to add disclosure for a proposed fund, the Global Core Strategy Fund. As a fund of funds, this fund will invest in various funds in the Lord Abbett Family of Funds and is expected to commence operations at the end of June. Much of the disclosure follows the template we have for the other Lord Abbett Funds that are funds of funds, including the Income Strategy Fund, Balanced Strategy Fund and World Growth & Income Strategy Fund, also part of Lord Abbett Investment Trust. The current Prospectuses and Statements of Additional Information for Lord Abbett Investment Trust are dated April 1, 2006. We request that the Commission declare the Amendment effective on June 29, 2006 pursuant to Rule 485(a).

         Please call Christina Simmons (201) 395-2264 or the undersigned at
(201) 395-2177 with any comments, questions or requests for additional information.


                                                  Very truly yours,

                                                  /s/ Leslie C. Leda
                                                  ------------------
                                                  Leslie C. Leda
                                                  Senior Paralegal
                                                  Lord, Abbett & Co. LLC